              SEMI
            ANNUAL
                  REPORT


               [PICTURE]



                  EMERGING GROWTH EQUITY FUND
                  Advised by: RS Investment Management, L.P.

                  FOCUSED EQUITY FUND
                  Advised by: Morgan Stanley Asset Management

                  GROWTH EQUITY FUND
                  Advised by: Goldman Sachs Asset Management

                  DISCIPLINED EQUITY FUND
                  Advised by: J.P. Morgan Investment Management Inc.

                  VALUE EQUITY FUND
                  Advised by: Salomon Brothers Asset Management Inc

                  BALANCED FUND
                  Advised by: OpCap Advisors




JUNE 30, 2001     LSA VARIABLE SERIES TRUST

Shares of funds within the LSA Variable Series Trust are not deposits or other obligations of any financial institution, are not guaranteed by any financial institution, are not insured by the FDIC or any agency, and involve investment risks, including the possible loss of the principal amount invested.

This Semi-Annual Report is submitted for the general information of the shareholders of the funds within the LSA Variable Series Trust ("LSA Funds"). It is not authorized for distribution to prospective investors unless proceeded or accompanied by an effective prospectus which contains additional information on how to purchase shares of the LSA Funds, as well as information about management fees and other expenses. An investor should read the prospectus carefully before investing or sending money.

LSA VARIABLE SERIES TRUST
PRESIDENT'S LETTER

August 15, 2001

Dear Shareholder:

We are pleased to present to you the LSA Variable Series Trust Semi-Annual Report, dated June 30, 2001. As of June 30th, assets under management totaled $55 million, including Allstate Life Insurance Company's initial start-up investment of $35 million.

LSA Asset Management LLC (the "Manager") oversees each of the advisers who manage the day-to-day investments of the Funds. The following six LSA Funds are currently available to insurance company separate accounts:

Emerging Growth Equity Fund ADVISED BY RS INVESTMENT MANAGEMENT, L.P. Focused Equity Fund ADVISED BY MORGAN STANLEY ASSET MANAGEMENT
Growth Equity Fund ADVISED BY GOLDMAN SACHS ASSET MANAGEMENT
Disciplined Equity Fund ADVISED BY J.P. MORGAN INVESTMENT MANAGEMENT INC. Value Equity Fund ADVISED BY SALOMON BROTHERS ASSET MANAGEMENT INC Balanced Fund ADVISED BY OPCAP ADVISORS

The LSA Variable Series Trust Board of Trustees and the Manager believe that the investment results of the Trust's Funds through the first six months of 2001 are consistent with sound management practices in a challenging market environment. We remain committed to adding value to our shareholders and to our variable product contract owners.

Sincerely,

[SIGNATURE]

JOHN HUNTER
PRESIDENT
LSA Variable Series Trust

EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2001

                                                           VALUE
SHARES                                                    (NOTE 1)
------                                                    --------
         COMMON STOCKS - 92.6%
         ADVERTISING - 2.4%
  3,100  Lamar Advertising Co.* .......................  $  136,400
  3,000  Ventiv Health, Inc.* .........................      61,920
                                                         ----------
                                                            198,320
                                                         ----------
         APPAREL RETAILERS - 2.7%
  2,400  Factory 2-U Stores, Inc.* ....................      70,440
  2,300  The Buckle, Inc.* ............................      43,470
  3,900  Too, Inc.* ...................................     106,860
                                                         ----------
                                                            220,770
                                                         ----------
         BANKING - 2.3%
  3,700  Financial Federal Corp.* .....................     107,115
  7,200  NextCard, Inc.* ..............................      79,560
                                                         ----------
                                                            186,675
                                                         ----------
         BUILDING MATERIALS - 2.2%
  7,700  Cytyc Corp.* .................................     177,485
                                                         ----------
         CHEMICALS - 1.9%
  2,600  SurModics, Inc.* .............................     152,880
                                                         ----------
         COMMERCIAL SERVICES - 5.7%
    200  Alliance Data Systems Corp.* .................       3,000
  8,300  GoTo.Com, Inc.* ..............................     161,435
  4,000  I-Many Inc.* .................................      54,000
  4,800  Memberworks, Inc.* ...........................     111,072
    800  Pharmaceutical Product Devel* ................      24,408
    950  Professional Detailing, Inc.* ................      87,400
  1,500  Regeneration Technologies* ...................      13,200
    250  Resources Connection, Inc.* ..................       6,460
    200  Watson Wyatt & Co Holdings* ..................       4,676
                                                         ----------
                                                            465,651
                                                         ----------
         COMMUNICATIONS - 7.2%
  5,100  American Tower Corp. - Class A* ..............     105,417
 10,100  DMC Stratex Networks, Inc.* ..................     101,000
  9,300  Metawave Communications Corp.* ...............      48,267
  3,500  Metro One Telecommunications* ................     227,045
  4,300  Powerwave Technologies, Inc.* ................      62,350
  1,100  Spectralink Corp.* ...........................      14,311
  2,200  Verisity Ltd.* ...............................      35,200
                                                         ----------
                                                            593,590
                                                         ----------
         COMPUTER INTEGRATED SYSTEMS DESIGN - 0.7%
  1,800  National Instruments Corp.* ..................      58,410
                                                         ----------
                                                           VALUE
SHARES                                                    (NOTE 1)
------                                                    --------
         COMPUTER PROGRAMMING SERVICES - 0.7%
  3,800  Hall Kinion & Associates, Inc.* ..............  $   30,628
    800  Netegrity, Inc.* .............................      24,000
                                                         ----------
                                                             54,628
                                                         ----------
         COMPUTER RELATED SERVICES - 4.3%
  2,100  Earthlink, Inc.* .............................      29,610
  3,700  Espeed, Inc. - Class A* ......................      81,400
  2,600  Interwoven, Inc.* ............................      43,940
  1,100  Intranet Solutions, Inc.* ....................      41,855
  1,600  Ixia* ........................................      30,400
  6,500  Websense, Inc.* ..............................     130,000
                                                         ----------
                                                            357,205
                                                         ----------
         COMPUTER SOFTWARE & PROCESSING - 2.1%
  4,000  Agil Software* ...............................      68,000
  2,400  Embarcadero Tech* ............................      53,544
  2,100  Simpex Solutions, Inc.* ......................      47,712
                                                         ----------
                                                            169,256
                                                         ----------
         COMPUTERS & INFORMATION - 1.2%
  1,900  Cirrus Logic, Inc.* ..........................      43,757
  3,800  CNET Networks, Inc.* .........................      49,400
     50  Global Power* ................................       1,465
    200  Instinet Group* ..............................       3,728
                                                         ----------
                                                             98,350
                                                         ----------
         DATA PROCESSING AND PREPARATION - 2.7%
  3,150  Homestore.com, Inc.* .........................     110,124
  2,900  Intercept Group, Inc.* .......................     110,200
                                                         ----------
                                                            220,324
                                                         ----------
         ELECTRICAL EQUIPMENT - 0.3%
  1,100  Capstone Turbine Corp.* ......................      24,739
                                                         ----------
         ELECTRONICS - 8.8%
  1,000  Astropower, Inc.* ............................      52,140
  5,300  Chippac, Inc.* ...............................      55,332
  2,600  Exar Corp.* ..................................      51,376
  3,600  Intersil Holding Corp.* ......................     131,040
  1,100  Microsemi Corp.* .............................      78,100
  1,000  Microtune, Inc.* .............................      22,000
    500  Multilink Technology Corp.* ..................       7,150
  1,900  Numerical Technologies, Inc.* ................      39,900
  2,700  OAK Technology, Inc.* ........................      28,593
  4,800  PLX Technology, Inc.* ........................      40,752
  4,700  Power Integrations, Inc.* ....................      73,320
  1,300  Silicon Laboratories, Inc.* ..................      28,730

   The accompanying notes are an integral part of these financial statements.

EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2001

                                                           VALUE
SHARES                                                    (NOTE 1)
------                                                    --------
         COMMON STOCKS (CONTINUED)
         ELECTRONICS (CONTINUED)
  1,200  Sipex Corp.* .................................  $   18,108
  1,400  Stanford Microdevices, Inc.* .................      23,660
  2,300  Virage Logic Corp.* ..........................      35,627
  3,600  Virata Corp.* ................................      42,660
                                                         ----------
                                                            728,488
                                                         ----------
         ENTERTAINMENT & LEISURE - 4.3%
  1,300  Direct Focus, Inc.* ..........................      61,750
  4,300  Macrovision Corp.* ...........................     294,550
                                                         ----------
                                                            356,300
                                                         ----------
         FINANCIAL SERVICES - 3.0%
  1,800  Investment Technology Group, Inc.* ...........      90,522
  1,400  Knight Trading Group, Inc.* ..................      14,966
  4,550  Waddell & Reed Financial, Inc. - Class A .....     144,462
                                                         ----------
                                                            249,950
                                                         ----------
         FOREST PRODUCTS & PAPER - 1.2%
  3,900  School Specialty, Inc.* ......................     100,815
                                                         ----------
         HEALTH CARE PROVIDERS - 7.4%
  1,100  Accredo Health, Inc.* ........................      40,909
    900  Covance, Inc.* ...............................      20,385
    900  Health Management Associates, Inc. - Class          18,936
           A* .........................................
  1,000  Lifepoint Hospital, Inc.* ....................      44,280
  1,275  Province Healthcare Co.* .....................      44,995
  1,200  Rehabcare Corp.* .............................      57,840
     50  Specialty Laboratories* ......................       1,892
  9,700  Sunrise Assisted Living, Inc.* ...............     254,625
  1,600  Syncor International Corp.* ..................      49,600
    200  United Surgical Partners* ....................       4,800
  4,700  Urocor, Inc.* ................................      73,555
                                                         ----------
                                                            611,817
                                                         ----------
         HEAVY CONSTRUCTION - 0.1%
    500  McDermott International, Inc.* ...............       5,825
                                                         ----------
         INDUSTRIAL - DIVERSIFIED - 0.5%
  1,100  FEI Company* .................................      45,100
                                                         ----------
         INFORMATION RETRIEVAL SERVICES - 0.2%
  1,000  Multex.com, Inc.* ............................      16,250
                                                         ----------
         INSURANCE - 0.0%
    150  Odyssey Re Holdings Corp.* ...................       2,710
                                                         ----------
                                                           VALUE
SHARES                                                    (NOTE 1)
------                                                    --------
         LODGING - 2.1%
  3,100  Four Seasons Hotels, Inc. ....................  $  171,585
                                                         ----------
         MEDIA - BROADCASTING & PUBLISHING - 5.6%
  2,400  Allegiance Telecom, Inc.* ....................      35,976
  6,100  COX Radio, Inc. - Class A* ...................     169,885
  2,500  Entercom Communications Corp.* ...............     134,025
  3,300  Hispanic Broadcasting Corp.* .................      94,677
  3,150  Spanish Broadcasting System - Class A* .......      25,862
                                                         ----------
                                                            460,425
                                                         ----------
         MEDICAL SUPPLIES - 6.7%
    900  Biosite Diagnostics, Inc.* ...................      40,320
  1,400  Invacare Corp. ...............................      54,082
  1,400  LTX Corp.* ...................................      35,784
    800  Molecular Devices Corp.* .....................      16,040
  8,900  Oakley, Inc.* ................................     164,650
  1,600  Photon Dynamics, Inc.* .......................      43,200
  1,200  Resmed, Inc.* ................................      60,660
  3,700  Respironics, Inc.* ...........................     110,112
  2,800  Vascular Solutions, Inc.* ....................      23,156
                                                         ----------
                                                            548,004
                                                         ----------
         MISCELLANEOUS - 0.0%
     50  Unilab Corp.* ................................       1,260
                                                         ----------
         OIL & GAS - 0.2%
  3,100  Grey Wolf, Inc.* .............................      12,400
    200  Key Productions Company, Inc.* ...............       3,330
                                                         ----------
                                                             15,730
                                                         ----------
         PHARMACEUTICALS - 5.3%
  1,600  Abgenix, Inc.* ...............................      72,000
    900  Albany Molecular Research, Inc.* .............      34,209
    600  Andrx Corp. - Andrx Group* ...................      46,200
  1,100  Charles River Laboratories International,           38,225
           Inc.* ......................................
  1,400  COR Therapeutics, Inc.* ......................      42,700
  1,400  Inhale Therapeutic Systems, Inc.* ............      32,200
  4,000  Medarex, Inc.* ...............................      94,000
    900  Protein Design Labs, Inc.* ...................      78,084
                                                         ----------
                                                            437,618
                                                         ----------
         PREPACKAGED SOFTWARE - 5.1%
  6,000  Actuate Corp.* ...............................      57,300
    600  Citrix Systems, Inc.* ........................      20,940
  1,600  Interactive Intelligence, Inc.* ..............      17,600
  3,500  Quest Software, Inc.* ........................     132,125

   The accompanying notes are an integral part of these financial statements.

EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2001

                                                           VALUE
SHARES                                                    (NOTE 1)
------                                                    --------
         COMMON STOCKS (CONTINUED)
         PREPACKAGED SOFTWARE (CONTINUED)
  2,300  Retek, Inc.* .................................  $  110,262
  9,500  Vignette Corp.* ..............................      84,265
                                                         ----------
                                                            422,492
                                                         ----------
         RETAILERS - 0.9%
  2,400  99 Cents Only Stores* ........................      71,880
     50  Galyan's Trading Co* .........................       1,020
                                                         ----------
                                                             72,900
                                                         ----------
         TELEPHONE SYSTEMS - 2.8%
  1,400  Leap Wireless International, Inc.* ...........      42,420
  1,150  Research In Motion Ltd.* .....................      37,088
  2,150  Triton PCS Holdings, Inc.* ...................      88,150
  2,550  West Corp.* ..................................      56,126
  3,045  XO Communicatoins, Inc. - Class A* ...........       5,846
                                                         ----------
                                                            229,630
                                                         ----------
                                                           VALUE
SHARES                                                    (NOTE 1)
------                                                    --------
         TRANSPORTATION - 2.0%
  2,500  Expedia, Inc. - Class A* .....................  $  116,500
  3,600  Navigant International, Inc.* ................      50,400
                                                         ----------
                                                            166,900
                                                         ----------
         TOTAL INVESTMENTS - 92.6%
           (Cost $7,367,726) ..........................   7,622,082
         Other Assets and Liabilities
           (net) - 7.4% ...............................     608,167
                                                         ----------
         TOTAL NET ASSETS - 100.0% ....................  $8,230,249
                                                         ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

FOCUSED EQUITY FUND
ADVISED BY: MORGAN STANLEY ASSET MANAGEMENT
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2001

                                                             VALUE
SHARES                                                      (NOTE 1)
------                                                      --------
         COMMON STOCKS - 97.7%
         AEROSPACE & DEFENSE - 2.6%
  2,400  General Dynamics Corp. .........................  $  186,744
                                                           ----------
         BANKING - 8.9%
  5,566  Citigroup, Inc. ................................     294,107
  4,850  Freddie Mac ....................................     339,500
                                                           ----------
                                                              633,607
                                                           ----------
         BEVERAGES, FOOD & TOBACCO - 6.0%
  2,500  Anheuser-Busch Cos., Inc. ......................     103,000
  2,800  Kraft Foods, Inc.* .............................      86,800
  2,050  Pepsico, Inc. ..................................      90,610
    800  Quaker Oats Co. ................................      73,000
  1,550  Safeway, Inc.* .................................      74,400
                                                           ----------
                                                              427,810
                                                           ----------
         BUILDING MATERIALS - 2.1%
  3,300  Home Depot, Inc. ...............................     153,615
                                                           ----------
         CHEMICALS - 2.3%
  3,500  Pharmacia Corp. ................................     160,825
                                                           ----------
         COMMUNICATIONS - 1.7%
  3,650  American Tower Corp. - Class A* ................      75,445
  2,700  Crown Castle International Corp.* ..............      44,280
                                                           ----------
                                                              119,725
                                                           ----------
         COMPUTER INTEGRATED SYSTEMS DESIGN - 0.7%
  3,250  Sun Microsystems, Inc.* ........................      51,090
                                                           ----------
         COMPUTERS & INFORMATION - 7.2%
  8,950  Cisco Systems, Inc.* ...........................     162,890
  2,050  Compaq Computer Corp. ..........................      31,754
  3,500  EMC Corp.* .....................................     101,675
  1,950  International Business Machines Corp. ..........     220,350
                                                           ----------
                                                              516,669
                                                           ----------
         ELECTRONICS - 6.3%
 10,050  Intel Corp. ....................................     293,962
  1,000  Sanmina Corp.* .................................      23,410
  4,200  Texas Instruments, Inc. ........................     132,300
                                                           ----------
                                                              449,672
                                                           ----------
         ENTERTAINMENT & LEISURE - 8.0%
  4,850  AOL Time Warner, Inc.* .........................     257,051
 17,998  AT&T - Liberty Media Group - Class A* ..........     314,785
                                                           ----------
                                                              571,836
                                                           ----------
                                                             VALUE
SHARES                                                      (NOTE 1)
------                                                      --------
         FINANCIAL SERVICES - 0.8%
    700  Goldman Sachs Group, Inc. ......................  $   60,060
                                                           ----------
         HEAVY MACHINERY - 3.8%
  3,700  United Technologies Corp. ......................     271,062
                                                           ----------
         HOME CONSTRUCTION, FURNISHINGS &
           APPLIANCES - 7.5%
 10,950  General Electric Co. ...........................     533,813
                                                           ----------
         INDUSTRIAL - DIVERSIFIED - 8.3%
 10,850  Tyco International Ltd. ........................     591,325
                                                           ----------
         INSURANCE - 2.6%
  2,200  American International Group ...................     189,200
                                                           ----------
         MEDICAL SUPPLIES - 0.9%
  1,400  Medtronics, Inc. ...............................      64,414
                                                           ----------
         PHARMACEUTICALS - 14.0%
  4,800  American Home Products Corp. ...................     280,512
    500  Amgen, Inc.* ...................................      30,340
  2,800  Bristol-Myers Squibb Co. .......................     146,440
  1,650  Merck & Co., Inc. ..............................     105,452
 10,850  Pfizer, Inc. ...................................     434,543
                                                           ----------
                                                              997,287
                                                           ----------
         PREPACKAGED SOFTWARE - 7.7%
    600  Mercury Interactive Corp.* .....................      35,940
  4,550  Microsoft Corp.* ...............................     330,330
  5,200  Oracle Corp.* ..................................      98,800
  1,300  Veritas Software Corp.* ........................      86,489
                                                           ----------
                                                              551,559
                                                           ----------
         RETAILERS - 3.4%
  1,450  BJ's Wholesale Club, Inc.* .....................      77,227
  3,350  Wal-Mart Stores, Inc. ..........................     163,480
                                                           ----------
                                                              240,707
                                                           ----------
         TELEPHONE SYSTEMS - 2.9%
  3,060  Verizon Communications .........................     163,710
  3,050  Worldcom, Inc.* ................................      45,628
                                                           ----------
                                                              209,338
                                                           ----------
         TOTAL INVESTMENTS - 97.7%
           (Cost $7,496,446) ............................   6,980,358
         Other Assets and Liabilities
           (net) - 2.3% .................................     167,527
                                                           ----------
         TOTAL NET ASSETS  - 100.0% .....................  $7,147,885
                                                           ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

GROWTH EQUITY FUND
ADVISED BY: GOLDMAN SACHS ASSET MANAGEMENT
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2001

                                                                        VALUE
SHARES                                                                 (NOTE 1)
------                                                                 --------
        COMMON STOCKS - 94.2%
        ADVERTISING - 0.5%
  800   TMP Worldwide, Inc.* .....................................    $   47,288
                                                                      ----------
        AEROSPACE & DEFENSE - 0.4%
  300   Boeing Co. ...............................................        16,680
  600   Honeywell International, Inc. ............................        20,994
                                                                      ----------
                                                                          37,674
                                                                      ----------
        AUTOMOTIVE - 0.6%
1,088   Ford Motor Co. ...........................................        26,711
  426   General Motors Corp. .....................................        27,413
                                                                      ----------
                                                                          54,124
                                                                      ----------
        BANKING - 10.3%
1,000   Bank of America Corp. ....................................        60,030
  700   Bank of New York Co., Inc. ...............................        33,600
4,100   Citigroup, Inc. ..........................................       216,644
2,100   Fannie Mae ...............................................       178,815
2,200   Freddie Mac ..............................................       154,000
3,100   MBNA Corp. ...............................................       102,145
1,400   State Street Corp. .......................................        69,286
1,700   Wells Fargo Co. ..........................................        78,931
                                                                      ----------
                                                                         893,451
                                                                      ----------
        BEVERAGES, FOOD & TOBACCO - 5.1%
1,900   Coca-Cola Co. ............................................        85,500
2,900   Pepsico, Inc. ............................................       128,180
3,000   Philip Morris Companies, Inc. ............................       152,250
  200   Quaker Oats Co. ..........................................        18,250
1,200   Wrigley (Wm.) Jr. Co. ....................................        56,220
                                                                      ----------
                                                                         440,400
                                                                      ----------
        BUILDING MATERIALS - 2.2%
2,000   Home Depot, Inc. .........................................        93,100
1,900   Johnson & Johnson ........................................        95,000
                                                                      ----------
                                                                         188,100
                                                                      ----------
        CHEMICALS - 0.8%
  600   Dow Chemical Co. .........................................        19,950
1,100   Du Pont (E.I.) de Nemours ................................        53,064
                                                                      ----------
                                                                          73,014
                                                                      ----------
        COMMERCIAL SERVICES - 1.3%
2,700   Cendant Corp.* ...........................................        52,650
1,200   Valassis Communications, Inc.* ...........................        42,960
  400   Waste Management, Inc. ...................................        12,328
                                                                      ----------
                                                                         107,938
                                                                      ----------
                                                                        VALUE
SHARES                                                                (NOTE 1)
------                                                                --------
        COMMUNICATIONS - 3.3%
  700   American Tower Corp. - Class A* ..........................    $   14,469
3,700   Crown Castle International Corp.* ........................        60,680
1,700   Echostar Communications Corp. - Class A* .................        55,114
  492   McData Corp. Class A* ....................................         8,635
  690   Motorola, Inc. ...........................................        11,427
1,100   Nortel Networks Corp. ....................................         9,999
2,140   Qualcomm, Inc.* ..........................................       125,147
                                                                      ----------
                                                                         285,471
                                                                      ----------
        COMPUTER INTEGRATED SYSTEMS DESIGN - 0.6%
  200   Brocade Communications, Inc.* ............................         8,798
2,700   Sun Microsystems, Inc.* ..................................        42,444
                                                                      ----------
                                                                          51,242
                                                                      ----------
        COMPUTER PROGRAMMING SERVICES - 0.3%
  415   VeriSign, Inc.* ..........................................        24,904
                                                                      ----------
        COMPUTER RELATED SERVICES - 0.1%
  300   Checkfree Corp.* .........................................        10,521
                                                                      ----------
        COMPUTER SOFTWARE & PROCESSING - 0.6%
1,200   Intuit, Inc.* ............................................        47,988
                                                                      ----------
        COMPUTERS & INFORMATION - 5.2%
6,500   Cisco Systems, Inc.* .....................................       118,300
2,300   Dell Computer Corp.* .....................................        59,685
3,900   EMC Corp.* ...............................................       113,295
  500   Emulex Corp.* ............................................        20,200
  600   Hewlett-Packard Co. ......................................        17,160
1,100   International Business Machines Corp. ....................       124,300
                                                                      ----------
                                                                         452,940
                                                                      ----------
        COSMETICS & PERSONAL CARE - 2.4%
  700   Avon Products ............................................        32,396
1,900   Colgate-Palmolive Co. ....................................       112,081
  500   Gillette Co. .............................................        14,495
  800   Procter & Gamble Co. .....................................        51,040
                                                                      ----------
                                                                         210,012
                                                                      ----------
        DATA PROCESSING AND PREPARATION - 1.0%
  500   Automatic Data Processing ................................        24,850
  900   First Data Corp. .........................................        57,825
                                                                      ----------
                                                                          82,675
                                                                      ----------
        ELECTRIC UTILITIES - 1.4%
1,900   AES Corp.* ...............................................        81,795

   The accompanying notes are an integral part of these financial statements.

GROWTH EQUITY FUND
ADVISED BY: GOLDMAN SACHS ASSET MANAGEMENT
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2001

                                                                        VALUE
SHARES                                                                (NOTE 1)
------                                                                --------
        COMMON STOCKS (CONTINUED)
        ELECTRIC UTILITIES (CONTINUED)
  500   Duke Energy Corp. ........................................    $   19,505
  238   Mirant Corp.* ............................................         8,187
  600   Southern Co. .............................................        13,950
                                                                      ----------
                                                                         123,437
                                                                      ----------
        ELECTRICAL EQUIPMENT - 0.1%
  100   Emerson Electric Co. .....................................         6,050
                                                                      ----------
        ELECTRONICS - 3.4%
2,100   Energizer Holdings, Inc.* ................................        48,195
5,500   Intel Corp. ..............................................       160,875
  700   PMC-Sierra, Inc.* ........................................        21,749
  800   Texas Instruments, Inc. ..................................        25,200
1,000   Xilinx, Inc.* ............................................        41,240
                                                                      ----------
                                                                         297,259
                                                                      ----------
        ENTERTAINMENT & LEISURE - 5.5%
4,850   AOL Time Warner, Inc.* ...................................       257,050
4,500   AT&T - Liberty Media Group - Class A* ....................        78,705
  600   Disney (Walt) Co. ........................................        17,334
2,700   Harrah's Entertainment, Inc.* ............................        95,310
1,200   Metro-Goldwyn-Mayer, Inc.* ...............................        27,180
                                                                      ----------
                                                                         475,579
                                                                      ----------
        FINANCIAL SERVICES - 1.3%
  500   Merrill Lynch & Co. ......................................        29,625
  400   Morgan Stanley Dean Witter & Co. .........................        25,692
3,650   Schwab (Charles) Corp. ...................................        55,845
                                                                      ----------
                                                                         111,162
                                                                      ----------
        FOREST PRODUCTS & PAPER - 0.7%
  500   International Paper Co. ..................................        17,850
  200   Kimberly-Clark Corp. .....................................        11,180
  500   Weyerhaeuser Co. .........................................        27,485
                                                                      ----------
                                                                          56,515
                                                                      ----------
        HEAVY MACHINERY - 0.5%
  400   Applied Materials, Inc.* .................................        19,640
  300   United Technologies Corp. ................................        21,978
                                                                      ----------
                                                                          41,618
                                                                      ----------
        HOME CONSTRUCTION, FURNISHINGS &
          APPLIANCES - 4.5%
8,000   General Electric Co. .....................................       390,000
                                                                      ----------
                                                                        VALUE
SHARES                                                                (NOTE 1)
------                                                                --------
        INDUSTRIAL - DIVERSIFIED - 0.9%
1,400   Tyco International Ltd. ..................................    $   76,300
                                                                      ----------
        INFORMATION RETRIEVAL SERVICES - 0.1%
  400   Yahoo, Inc.* .............................................         7,996
                                                                      ----------
        INSURANCE - 3.6%
1,700   AMBAC Financial Group, Inc. ..............................        98,940
2,000   American International Group .............................       172,000
1,300   Metlife, Inc. ............................................        40,274
                                                                      ----------
                                                                         311,214
                                                                      ----------
        LODGING - 1.6%
1,700   Marriott International, Inc. - Class A ...................        80,478
1,600   Starwood Hotels & Resorts World ..........................        59,648
                                                                      ----------
                                                                         140,126
                                                                      ----------
        MANUFACTURING - 0.5%
  400   Minnesota Mining & Manufacturing Co. .....................        45,640
                                                                      ----------
        MEDIA - BROADCASTING & PUBLISHING - 4.5%
2,400   Belo (A.H.) Corp. - Series A .............................        45,216
  400   Cablevision Systems Corp. - Class A* .....................        23,400
  200   Cablevision Systems Corporation-Rainbow Media Group* .....         5,160
  576   Clear Channel Communications* ............................        36,115
  700   Comcast Corp. - Class A* .................................        30,380
  300   Gannett Co., Inc. ........................................        19,770
  700   New York Times Co. - Class A .............................        29,400
1,000   Univision Communications, Inc.* ..........................        42,780
3,036   Viacom, Inc. - Class B* ..................................       157,113
                                                                      ----------
                                                                         389,334
                                                                      ----------
        MEDICAL SUPPLIES - 0.1%
  888   JDS Uniphase Corp.* ......................................        11,322
                                                                      ----------
        METALS - 0.3%
  600   Alcoa, Inc. ..............................................        23,640
                                                                      ----------
        OIL & GAS - 6.5%
  500   Chevron Corp. ............................................        45,250
  400   Enron Corp. ..............................................        19,600
3,260   Exxon Mobil Corp. ........................................       284,761
2,200   Royal Dutch Petroleum Co. ................................       128,194
  800   Schlumberger Ltd. ........................................        42,120

   The accompanying notes are an integral part of these financial statements.

GROWTH EQUITY FUND
ADVISED BY: GOLDMAN SACHS ASSET MANAGEMENT
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2001

                                                                        VALUE
SHARES                                                                (NOTE 1)
------                                                                --------
        COMMON STOCKS (CONTINUED)
        OIL & GAS (CONTINUED)
  500   Texaco, Inc. .............................................    $   33,300
  300   Unocal Corp. .............................................        10,245
                                                                      ----------
                                                                         563,470
                                                                      ----------
        PHARMACEUTICALS - 8.4%
1,100   American Home Products Corp. .............................        64,284
  800   Amgen, Inc.* .............................................        48,544
3,100   Bristol-Myers Squibb Co. .................................       162,130
  900   Lilly (Eli) & Co. ........................................        66,600
1,100   Merck & Co., Inc. ........................................        70,301
6,325   Pfizer, Inc. .............................................       253,316
1,700   Schering-Plough Corp. ....................................        61,608
                                                                      ----------
                                                                         726,783
                                                                      ----------
        PREPACKAGED SOFTWARE - 6.3%
  500   E.piphany, Inc.* .........................................         5,080
5,700   Microsoft Corp.* .........................................       413,820
5,100   Oracle Corp.* ............................................        96,900
  400   Veritas Software Corp.* ..................................        26,612
                                                                      ----------
                                                                         542,412
                                                                      ----------
        RESTAURANTS - 0.8%
2,600   McDonald's Corp. .........................................        70,356
                                                                      ----------
        RETAILERS - 3.3%
4,300   Wal-Mart Stores, Inc. ....................................       209,840
2,300   Walgreen Co. .............................................        78,545
                                                                      ----------
                                                                         288,385
                                                                      ----------
                                                                        VALUE
SHARES                                                                (NOTE 1)
------                                                                --------
        TELEPHONE SYSTEMS - 4.5%
1,374   AT&T Corp. ...............................................    $   30,228
2,900   Qwest Communications International* ......................        92,423
2,600   SBC Communications, Inc. .................................       104,156
  500   Sprint Corp. (FON Group) .................................        10,680
2,000   Sprint Corp. (PCS Group)* ................................        48,300
1,664   Verizon Communications ...................................        89,024
1,000   Worldcom, Inc.* ..........................................        14,960
                                                                      ----------
                                                                         389,771
                                                                      ----------
        TRANSPORTATION - 0.7%
1,200   Sabre Holdings Corp.* ....................................        60,000
                                                                      ----------
        TOTAL COMMON STOCKS
          (Cost $8,496,566) ......................................     8,156,111
                                                                      ----------
        MUTUAL FUNDS - 4.4%
        FINANCIAL SERVICES - 4.4%
3,108   S&P 500 Depositary Receipt
          (Cost $443,255) ........................................       381,196
                                                                      ----------
        TOTAL INVESTMENTS - 98.6%
          (Cost $8,939,821) ......................................     8,537,307
        Other Assets and Liabilities
          (net) - 1.4% ...........................................       123,935
                                                                      ----------
        TOTAL NET ASSETS  - 100.0% ...............................    $8,661,242
                                                                      ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2001

                                                                  VALUE
SHARES                                                          (NOTE 1)
------                                                          --------
         COMMON STOCKS - 99.8%
         AEROSPACE & DEFENSE - 0.9%
    900  Boeing Co. .........................................  $    50,040
    500  Goodrich (B.F.) Co. ................................       18,990
  1,000  Honeywell International, Inc. ......................       34,990
                                                               -----------
                                                                   104,020
                                                               -----------
         AIRLINES - 0.5%
    600  Delta Air Lines, Inc. ..............................       26,448
  1,900  Southwest Airlines .................................       35,131
                                                               -----------
                                                                    61,579
                                                               -----------
         APPAREL RETAILERS - 0.3%
    600  Abercrombie & Fitch Co. - Class A* .................       26,700
    100  Kohls Corp.* .......................................        6,273
    400  Limited, Inc. ......................................        6,608
                                                               -----------
                                                                    39,581
                                                               -----------
         AUTOMOTIVE - 1.5%
    800  Delphi Automotive Systems ..........................       12,744
    300  Ford Motor Co. .....................................        7,365
  1,500  General Motors Corp. ...............................       96,525
    200  Harley-Davidson, Inc. ..............................        9,416
    300  ITT Industries, Inc. ...............................       13,275
    300  Lear Corp.* ........................................       10,470
    600  Rockwell International Corp. .......................       22,872
                                                               -----------
                                                                   172,667
                                                               -----------
         BANKING - 12.3%
  2,100  American Express Co. ...............................       81,480
    300  Americredit* .......................................       15,585
  1,000  Amsouth Bancorporation .............................       18,490
    500  Bank of America Corp. ..............................       30,015
    100  Bank of New York Co., Inc. .........................        4,800
  3,000  Bank One Corp. .....................................      107,400
    300  Banknorth Group, Inc. ..............................        6,795
  1,200  Capital One Financial Corp. ........................       72,000
    400  Charter One Financial, Inc. ........................       12,760
  7,700  Citigroup, Inc. ....................................      406,868
    100  Compass Bancshares, Inc. ...........................        2,650
    200  Dime Bancorp, Inc. .................................        7,450
  1,500  Fannie Mae .........................................      127,725
  1,300  First Union Corp. ..................................       45,422
  1,100  Freddie Mac ........................................       77,000
    300  Golden State Bancorp ...............................        9,240
    300  Greenpoint Financial Corp. .........................       11,520
                                                                  VALUE
SHARES                                                          (NOTE 1)
------                                                          --------
         BANKING (CONTINUED)
    400  Hibernia Corp. - Class A ...........................  $     7,120
    800  Household International, Inc. ......................       53,360
    700  Keycorp ............................................       18,235
    100  Marshall & Ilsley Corp. ............................        5,390
    400  National Commerce Financial Corp. ..................        9,748
  1,100  PNC Bank Corp. .....................................       72,369
    600  Providian Financial Corp. ..........................       35,520
    400  Suntrust Banks, Inc. ...............................       25,912
  5,200  US Bancorp .........................................      118,508
    300  Wachovia Corp. .....................................       21,345
  1,600  Washington Mutual, Inc. ............................       60,080
    100  Wilmington Trust Corp. .............................        6,265
                                                               -----------
                                                                 1,471,052
                                                               -----------
         BEVERAGES, FOOD & TOBACCO - 4.9%
  2,400  Coca-Cola Co. ......................................      108,000
    300  General Mills, Inc. ................................       13,134
    800  Heinz (H.J.) Co. ...................................       32,712
    200  Kellogg Co. ........................................        5,800
    300  Kraft Foods, Inc.* .................................        9,300
    900  Pepsico, Inc. ......................................       39,780
  4,900  Philip Morris Companies, Inc. ......................      248,675
    300  Quaker Oats Co. ....................................       27,375
  1,700  Safeway, Inc.* .....................................       81,600
    300  Unilever N.V. ......................................       17,871
                                                               -----------
                                                                   584,247
                                                               -----------
         BUILDING MATERIALS - 2.8%
  3,100  Home Depot, Inc. ...................................      144,305
  3,682  Johnson & Johnson ..................................      184,100
    100  Lowe's Cos. ........................................        7,255
                                                               -----------
                                                                   335,660
                                                               -----------
         CHEMICALS - 2.2%
    800  Air Products & Chemicals, Inc. .....................       36,600
  1,200  Dow Chemical Co. ...................................       39,900
    300  Du Pont (E.I.) de Nemours ..........................       14,472
  2,200  Pharmacia Corp. ....................................      101,090
    700  PPG Industries, Inc. ...............................       36,799
    800  Praxair, Inc. ......................................       37,600
                                                               -----------
                                                                   266,461
                                                               -----------
         COMMERCIAL SERVICES - 0.8%
  3,700  Cendant Corp.* .....................................       72,150

   The accompanying notes are an integral part of these financial statements.

DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2001

                                                                  VALUE
SHARES                                                          (NOTE 1)
------                                                          --------
         COMMON STOCKS (CONTINUED)
         COMMERCIAL SERVICES (CONTINUED)
    200  eBay, Inc.* ........................................  $    13,698
    200  Waste Management, Inc. .............................        6,164
                                                               -----------
                                                                    92,012
                                                               -----------
         COMMUNICATIONS - 1.8%
     41  Avaya, Inc.* .......................................          562
  1,200  Ciena Corp.* .......................................       45,600
  2,900  Lucent Technologies, Inc. ..........................       17,980
  4,400  Motorola, Inc. .....................................       72,864
  1,400  Nextel Communications Inc. - Class A* ..............       24,500
  1,000  Qualcomm, Inc.* ....................................       58,480
                                                               -----------
                                                                   219,986
                                                               -----------
         COMPUTER INTEGRATED SYSTEMS DESIGN - 0.7%
    700  Parametric Technology Corp.* .......................        9,793
  5,000  Sun Microsystems, Inc.* ............................       78,600
                                                               -----------
                                                                    88,393
                                                               -----------
         COMPUTER SOFTWARE & PROCESSING - 0.3%
    500  Electronic Data Systems Corp. ......................       31,250
                                                               -----------
         COMPUTERS & INFORMATION - 5.2%
    100  Cabletron Systems* .................................        2,285
  9,500  Cisco Systems, Inc.* ...............................      172,900
  3,400  Compaq Computer Corp. ..............................       52,666
  2,200  Dell Computer Corp.* ...............................       57,090
  2,200  EMC Corp.* .........................................       63,910
    900  Hewlett-Packard Co. ................................       25,740
  2,200  International Business Machines Corp. ..............      248,600
                                                               -----------
                                                                   623,191
                                                               -----------
         COSMETICS & PERSONAL CARE - 1.8%
    700  Estee Lauder Cos., Inc. - Class A ..................       30,170
  1,900  Gillette Co. .......................................       55,081
  2,100  Procter & Gamble Co. ...............................      133,980
                                                               -----------
                                                                   219,231
                                                               -----------
         DATA PROCESSING AND PREPARATION - 0.8%
    700  Automatic Data Processing ..........................       34,790
  1,200  NCR Corp.* .........................................       56,400
                                                               -----------
                                                                    91,190
                                                               -----------
         ELECTRIC UTILITIES - 3.0%
    400  Ameren Corp. .......................................       17,080
                                                                  VALUE
SHARES                                                          (NOTE 1)
------                                                          --------
         ELECTRIC UTILITIES (CONTINUED)
    500  Cinergy Corp. ......................................  $    17,475
    700  CMS Energy Corp. ...................................       19,495
    100  Consolidated Edison, Inc. ..........................        3,980
    600  DTE Energy Co. .....................................       27,864
  1,800  Edison International ...............................       20,070
  1,900  Entergy Corp. ......................................       72,941
    100  FPL Group, Inc. ....................................        6,021
    500  GPU, Inc. ..........................................       17,575
    300  NiSource, Inc. .....................................        8,199
  1,900  PG&E Corp. .........................................       21,280
    300  Pinnacle West Capital Corp. ........................       14,220
    700  Progress Energy, Inc. ..............................       31,444
  1,000  TXU Corp. ..........................................       48,190
    300  Wisconsin Energy Corp. .............................        7,131
    800  XCEL Energy, Inc. ..................................       22,760
                                                               -----------
                                                                   355,725
                                                               -----------
         ELECTRICAL EQUIPMENT - 0.2%
    400  Emerson Electric Co. ...............................       24,200
                                                               -----------
         ELECTRONICS - 3.5%
    600  Altera Corp.* ......................................       17,400
    100  Analog Devices, Inc.* ..............................        4,325
    100  Cypress Semiconductor Corp.* .......................        2,385
  7,600  Intel Corp. ........................................      222,300
    300  Lattice Semiconductor Corp.* .......................        7,320
    700  Linear Technology Corp. ............................       30,954
    400  LSI Logic* .........................................        7,520
    400  Maxim Integrated Products* .........................       17,684
    500  Micron Technology, Inc.* ...........................       20,550
    200  PMC-Sierra, Inc.* ..................................        6,214
  1,500  Texas Instruments, Inc. ............................       47,250
    700  Xilinx, Inc.* ......................................       28,868
                                                               -----------
                                                                   412,770
                                                               -----------
         ENTERTAINMENT & LEISURE - 3.3%
  5,200  AOL Time Warner, Inc.* .............................      275,600
  1,900  AT&T - Liberty Media Group - Class A* ..............       33,231
    700  Eastman Kodak Co. ..................................       32,676
    700  Hasbro, Inc. .......................................       10,115
  1,900  Mattel, Inc. .......................................       35,948
                                                               -----------
                                                                   387,570
                                                               -----------
         FINANCIAL SERVICES - 1.9%
    700  Countrywide Credit Industries, Inc. ................       32,116

   The accompanying notes are an integral part of these financial statements.

DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2001

                                                                  VALUE
SHARES                                                          (NOTE 1)
------                                                          --------
         COMMON STOCKS (CONTINUED)
         FINANCIAL SERVICES (CONTINUED)
  1,400  E*trade Group, Inc.* ...............................  $     9,030
    200  Edwards (A.G.), Inc. ...............................        9,000
    600  Goldman Sachs Group, Inc. ..........................       51,480
    200  IndyMac Mortgage Holdings* .........................        5,360
    200  Merrill Lynch & Co. ................................       11,850
    300  Morgan Stanley Dean Witter & Co. ...................       19,269
  2,200  Schwab (Charles) Corp. .............................       33,660
  1,200  Stilwell Financial, Inc. ...........................       40,272
    900  TD Waterhouse Group* ...............................        9,837
                                                               -----------
                                                                   221,874
                                                               -----------
         FOOD RETAILERS - 0.3%
  1,200  Kroger Co.* ........................................       30,000
                                                               -----------
         FOREST PRODUCTS & PAPER - 0.6%
    100  Georgia-Pacific Group ..............................        3,385
    900  Kimberly-Clark Corp. ...............................       50,310
    500  Smurfit-Stone Container Corp.* .....................        8,100
    100  Temple-Inland, Inc. ................................        5,329
                                                               -----------
                                                                    67,124
                                                               -----------
         HEALTH CARE PROVIDERS - 1.2%
    700  HCA - The Healthcare Company .......................       31,633
    300  Human Genome Sciences, Inc.* .......................       18,075
  1,700  Tenet Healthcare Corp.* ............................       87,703
                                                               -----------
                                                                   137,411
                                                               -----------
         HEAVY MACHINERY - 1.8%
  1,200  Applied Materials, Inc.* ...........................       58,920
    600  Baker Hughes, Inc. .................................       20,100
    600  Cooper Cameron Corp.* ..............................       33,480
    200  Dover Corp. ........................................        7,530
    400  Grainger (W.W.), Inc. ..............................       16,464
    700  Ingersoll-Rand Co. .................................       28,840
    300  Parker Hannifin Corp. ..............................       12,732
    500  United Technologies Corp. ..........................       36,630
                                                               -----------
                                                                   214,696
                                                               -----------
         HOME CONSTRUCTION, FURNISHINGS &
           APPLIANCES - 4.9%
  1,400  Gemstar-TV Guide International, Inc.* ..............       61,600
                                                                  VALUE
SHARES                                                          (NOTE 1)
------                                                          --------
         HOME CONSTRUCTION, FURNISHINGS &
         APPLIANCES (CONTINUED)
 10,200  General Electric Co. ...............................  $   497,250
    400  Johnson Controls, Inc. .............................       28,988
                                                               -----------
                                                                   587,838
                                                               -----------
         HOUSEHOLD PRODUCTS - 0.4%
  1,100  Corning, Inc. ......................................       18,381
    900  Rohm & Haas Co. ....................................       29,610
                                                               -----------
                                                                    47,991
                                                               -----------
         INDUSTRIAL - DIVERSIFIED - 1.8%
  3,900  Tyco International Ltd. ............................      212,550
                                                               -----------
         INSURANCE - 4.5%
    100  Aetna, Inc.* .......................................        2,587
    700  AMBAC Financial Group, Inc. ........................       40,740
  2,000  American General Corp. .............................       92,900
  1,800  American International Group .......................      154,800
    600  Cigna Corp. ........................................       57,492
    700  Hartford Financial Services Group ..................       47,880
    600  Lincoln National Corp. .............................       31,050
    200  Marsh & McLennan Companies, Inc. ...................       20,200
    700  MBIA, Inc. .........................................       38,976
    200  Protective Life Corp. ..............................        6,874
    200  St. Paul Companies .................................       10,138
    900  Torchmark Corp. ....................................       36,189
                                                               -----------
                                                                   539,826
                                                               -----------
         LODGING - 0.7%
  1,500  Hilton Hotels Corp. ................................       17,400
    800  Marriott International, Inc. - Class A .............       37,872
    900  Starwood Hotels & Resorts World ....................       33,552
                                                               -----------
                                                                    88,824
                                                               -----------
         MEDIA - BROADCASTING & PUBLISHING - 2.0%
    700  Adelphia Communications Class A* ...................       28,700
    800  Comcast Corp. - Class A* ...........................       34,720
    600  Fox Entertainment Group, Inc. - Class A* ...........       16,740
  1,100  Gannett Co., Inc. ..................................       72,490
  1,700  Viacom, Inc. - Class B* ............................       87,975
                                                               -----------
                                                                   240,625
                                                               -----------
         MEDICAL SUPPLIES - 1.8%
    200  Agilent Technologies, Inc.* ........................        6,500

   The accompanying notes are an integral part of these financial statements.

DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2001

                                                                  VALUE
SHARES                                                          (NOTE 1)
------                                                          --------
         COMMON STOCKS (CONTINUED)
         MEDICAL SUPPLIES (CONTINUED)
    400  Applera Corp. - Applied Biosystems Group ...........  $    10,700
    200  Bard (C.R.), Inc. ..................................       11,390
    800  Baxter International, Inc. .........................       39,200
  1,000  Becton Dickinson & Co. .............................       35,790
    800  Boston Scientific Corp.* ...........................       13,600
    500  Danaher Corp. ......................................       28,000
    300  Eaton Corp. ........................................       21,030
    700  Guidant Corp.* .....................................       25,200
    600  JDS Uniphase Corp.* ................................        7,650
    300  St. Jude Medical, Inc.* ............................       18,000
                                                               -----------
                                                                   217,060
                                                               -----------
         METALS - 1.0%
  2,200  Alcoa, Inc. ........................................       86,680
    300  Cooper Industries, Inc. ............................       11,877
    400  Lockheed Martin Corp. ..............................       14,820
                                                               -----------
                                                                   113,377
                                                               -----------
         OIL & GAS - 7.0%
    600  Anadarko Petroleum Corp. ...........................       32,418
  1,600  Chevron Corp. ......................................      144,800
  2,000  Conoco, Inc. - Class B .............................       57,800
    100  Devon Energy Corp. .................................        5,250
    300  Diamond Offshore Driling, Inc. .....................        9,915
    600  Dynegy, Inc. - Class A .............................       27,900
    200  Enron Corp. ........................................        9,800
  4,000  Exxon Mobil Corp. ..................................      349,400
  1,200  Global Marine, Inc.* ...............................       22,356
    100  Rowan Companies, Inc.* .............................        2,210
  1,800  Royal Dutch Petroleum Co. ..........................      104,886
  1,100  Texaco, Inc. .......................................       73,260
                                                               -----------
                                                                   839,995
                                                               -----------
         PHARMACEUTICALS - 7.6%
    400  Abbott Laboratories ................................       19,204
  1,700  American Home Products Corp. .......................       99,348
  1,400  Amgen, Inc.* .......................................       84,952
  1,300  Bristol-Myers Squibb Co. ...........................       67,990
    400  Forest Laboratories - Class A* .....................       28,400
    800  Lilly (Eli) & Co. ..................................       59,200
  2,400  Merck & Co., Inc. ..................................      153,384
                                                                  VALUE
SHARES                                                          (NOTE 1)
------                                                          --------
         PHARMACEUTICALS (CONTINUED)
  7,300  Pfizer, Inc. .......................................  $   292,365
  2,800  Schering-Plough Corp. ..............................      101,472
                                                               -----------
                                                                   906,315
                                                               -----------
         PREPACKAGED SOFTWARE - 5.4%
    200  Adobe Systems, Inc. ................................        9,400
    400  BEA Systems, Inc.* .................................       12,284
    800  Citrix Systems, Inc.* ..............................       27,920
    200  Computer Associates International, Inc. ............        7,200
  5,800  Microsoft Corp.* ...................................      421,080
  5,400  Oracle Corp.* ......................................      102,600
    600  Peregrine Systems, Inc.* ...........................       17,400
    300  Siebel Systems, Inc.* ..............................       14,070
    500  Veritas Software Corp.* ............................       33,265
                                                               -----------
                                                                   645,219
                                                               -----------
         RESTAURANTS - 0.3%
  1,100  McDonald's Corp. ...................................       29,766
                                                               -----------
         RETAILERS - 3.7%
    600  Circuit City Stores ................................       10,800
    300  Costco Wholesale Corp.* ............................       12,324
  1,300  Federated Department Stores* .......................       55,250
  1,200  MAY Department Stores Co. ..........................       41,112
  1,700  Target Corp. .......................................       58,820
  1,500  TJX Companies, Inc. ................................       47,805
  4,200  Wal-Mart Stores, Inc. ..............................      204,960
    300  Walgreen Co. .......................................       10,245
                                                               -----------
                                                                   441,316
                                                               -----------
         TELEPHONE SYSTEMS - 5.3%
  2,600  AT&T Corp. .........................................       57,200
  1,415  Bellsouth Corp. ....................................       56,982
    100  Broadwing, Inc.* ...................................        2,445
  1,600  Global Crossing Ltd.* ..............................       13,824
  1,000  Level 3 Communications, Inc.* ......................        5,490
  2,500  Qwest Communications International* ................       79,675
  3,400  SBC Communications, Inc. ...........................      136,204
  2,200  Sprint Corp. (PCS Group)* ..........................       53,130
  3,400  Verizon Communications .............................      181,900
  3,000  Worldcom, Inc.* ....................................       44,880
    301  Worldcom, Inc. - MCI Group* ........................        4,846
                                                               -----------
                                                                   636,576
                                                               -----------

   The accompanying notes are an integral part of these financial statements.

DISCIPLINED EQUITY FUND
ADVISED BY: J.P. MORGAN INVESTMENT MANAGEMENT INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2001

                                                                  VALUE
SHARES                                                          (NOTE 1)
------                                                          --------
         COMMON STOCKS (CONTINUED)
         TEXTILES, CLOTHING & FABRICS - 0.3%
    500  Jones Apparel Group, Inc.* .........................  $    21,600
    300  NIKE, Inc. - Class B ...............................       12,597
                                                               -----------
                                                                    34,197
                                                               -----------
         TRANSPORTATION - 0.5%
  1,300  Burlington Northern Santa Fe Co. ...................       39,221
    200  C.H. Robinson Worldwide, Inc. ......................        5,578
    300  Union Pacific Corp. ................................       16,473
                                                               -----------
                                                                    61,272
                                                               -----------
                                                                  VALUE
SHARES                                                          (NOTE 1)
------                                                          --------
         TOTAL INVESTMENTS - 99.8%
           (Cost $12,270,583) ...............................  $11,894,637
         Other Assets and Liabilities
           (net) - 0.2% .....................................       28,084
                                                               -----------
         TOTAL NET ASSETS  - 100.0% .........................  $11,922,721
                                                               ===========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

VALUE EQUITY FUND
ADVISED BY: SALOMON BROTHERS ASSET MANAGEMENT INC
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2001

                                                                 VALUE
SHARES                                                          (NOTE 1)
------                                                          --------
         COMMON STOCKS - 98.3%
         AEROSPACE & DEFENSE - 1.5%
  4,100  Honeywell International, Inc. ......................  $  143,459
                                                               ----------
         BANKING - 17.0%
  3,800  American Express Co. ...............................     147,440
  2,900  Bank of America Corp. ..............................     174,087
  3,600  Bank of New York Co., Inc. .........................     172,800
  1,100  Comerica, Inc. .....................................      63,360
  4,700  Fleet Boston Corp. .................................     185,415
  1,900  Freddie Mac ........................................     133,000
  2,900  Household International, Inc. ......................     193,430
  2,600  MBNA Corp. .........................................      85,670
    500  Suntrust Banks, Inc. ...............................      32,390
  5,692  US Bancorp .........................................     129,721
  6,600  Washington Mutual, Inc. ............................     247,830
  2,100  Wells Fargo Co. ....................................      97,503
                                                               ----------
                                                                1,662,646
                                                               ----------
         BEVERAGES, FOOD & TOBACCO - 8.9%
  8,000  Conagra Foods, Inc. ................................     158,480
  2,200  Pepsi Bottling Group, Inc. .........................      88,220
  3,600  Philip Morris Companies, Inc. ......................     182,700
  1,400  Quaker Oats Co. ....................................     127,750
  2,900  RJ Reynolds Tobacco Holdings, Inc. .................     158,340
  3,300  Safeway, Inc.* .....................................     158,400
                                                               ----------
                                                                  873,890
                                                               ----------
         CHEMICALS - 0.8%
  2,400  Dow Chemical Co. ...................................      79,800
                                                               ----------
         COMMUNICATIONS - 4.0%
  6,800  Ericsson L M Telephone ADR .........................      36,856
 10,900  Motorola, Inc. .....................................     180,504
  4,400  Nokia Corp. ADR ....................................      96,976
  3,900  Tellabs, Inc.* .....................................      75,192
                                                               ----------
                                                                  389,528
                                                               ----------
         COMPUTER INTEGRATED SYSTEMS DESIGN - 1.8%
  6,200  3Com Corp.* ........................................      29,450
  9,000  Sun Microsystems, Inc.* ............................     141,480
                                                               ----------
                                                                  170,930
                                                               ----------
         COMPUTER SOFTWARE & PROCESSING - 0.6%
 17,500  Genuity, Inc.* .....................................      54,600
                                                               ----------
         COMPUTERS & INFORMATION - 8.6%
 11,900  Compaq Computer Corp. ..............................     184,331
  5,900  Dell Computer Corp.* ...............................     153,105
                                                                 VALUE
SHARES                                                          (NOTE 1)
------                                                          --------
         COMPUTERS & INFORMATION (CONTINUED)
  4,600  Hewlett-Packard Co. ................................  $  131,560
  1,700  International Business Machines Corp. ..............     192,100
  9,600  Solectron Corp.* ...................................     175,680
                                                               ----------
                                                                  836,776
                                                               ----------
         ELECTRONICS - 4.2%
  6,000  General Motors Corp. - Class H* ....................     121,500
  1,200  Intel Corp. ........................................      35,100
  4,600  National Semiconductor Corp.* ......................     133,952
  4,800  SCI Systems, Inc.* .................................     122,400
                                                               ----------
                                                                  412,952
                                                               ----------
         ENTERTAINMENT & LEISURE - 2.7%
  4,700  AT&T - Liberty Media Group - Class A* ..............      82,203
  5,700  News Corp. ADR .....................................     184,680
                                                               ----------
                                                                  266,883
                                                               ----------
         FINANCIAL SERVICES - 6.2%
  1,600  Equity Office Properties Trust .....................      50,608
  2,300  Franklin Resources, Inc. ...........................     105,271
  3,600  JP Morgan Chase & Co. ..............................     160,560
  2,600  Morgan Stanley Dean Witter & Co. ...................     166,998
  3,900  Waddell & Reed Financial, Inc. - Class A ...........     123,825
                                                               ----------
                                                                  607,262
                                                               ----------
         FOREST PRODUCTS & PAPER - 3.0%
  3,800  International Paper Co. ............................     135,660
  2,800  Kimberly-Clark Corp. ...............................     156,520
                                                               ----------
                                                                  292,180
                                                               ----------
         HEALTH CARE PROVIDERS - 1.6%
  3,500  HCA - The Healthcare Company .......................     158,165
                                                               ----------
         HEAVY MACHINERY - 0.4%
  1,000  Ingersoll-Rand Co. .................................      41,200
                                                               ----------
         INSURANCE - 2.1%
  3,600  American General Corp. .............................     167,220
    500  XL Capital - Class A ...............................      41,050
                                                               ----------
                                                                  208,270
                                                               ----------
         METALS - 1.7%
  4,300  Alcoa, Inc. ........................................     169,420
                                                               ----------
         OIL & GAS - 10.5%
  1,200  Amerada Hess Corp. .................................      96,960

   The accompanying notes are an integral part of these financial statements.

VALUE EQUITY FUND
ADVISED BY: SALOMON BROTHERS ASSET MANAGEMENT INC
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2001

                                                                 VALUE
SHARES                                                          (NOTE 1)
------                                                          --------
         COMMON STOCKS (CONTINUED)
         OIL & GAS (CONTINUED)
  2,500  Burlington Resources, Inc. .........................  $   99,875
  4,900  Conoco, Inc. - Class A .............................     138,180
  2,822  El Paso Corp. ......................................     148,268
  2,100  Royal Dutch Petroleum Co. ..........................     122,367
  1,900  Total Fina SA ADR ..................................     133,380
  1,600  Transocean Sedco Forex, Inc. .......................      66,000
  3,500  USX-Marathon Group, Inc. ...........................     103,285
  3,600  Williams Cos., Inc. ................................     118,620
                                                               ----------
                                                                1,026,935
                                                               ----------
         PHARMACEUTICALS - 2.4%
  1,800  Merck & Co., Inc. ..................................     115,038
  3,400  Novartis ADR .......................................     122,910
                                                               ----------
                                                                  237,948
                                                               ----------
         PREPACKAGED SOFTWARE - 1.3%
  3,500  Computer Associates International, Inc. ............     126,000
                                                               ----------
         RESTAURANTS - 1.4%
  5,100  McDonald's Corp. ...................................     138,006
                                                               ----------
         RETAILERS - 4.4%
  2,900  Costco Wholesale Corp.* ............................     119,132
  4,000  Federated Department Stores* .......................     170,000
  2,000  RadioShack Corp. ...................................      61,000
  2,300  Target Corp. .......................................      79,580
                                                               ----------
                                                                  429,712
                                                               ----------
         TELEPHONE SYSTEMS - 11.0%
  2,500  Alltel Corp. .......................................     153,150
 11,500  AT&T Corp. .........................................     253,000
  3,400  SBC Communications, Inc. ...........................     136,204
  7,400  Sprint Corp. (FON Group) ...........................     158,064
  5,300  Verizon Communications .............................     283,550
  6,200  Worldcom, Inc.* ....................................      92,752
                                                               ----------
                                                                1,076,720
                                                               ----------
                                                                 VALUE
SHARES                                                          (NOTE 1)
------                                                          --------
         TRANSPORTATION - 2.2%
  2,500  Canadian National Railway Co. ......................  $  101,250
  2,800  Canadian Pacific ...................................     108,500
                                                               ----------
                                                                  209,750
                                                               ----------
         TOTAL COMMON STOCKS
           (Cost $9,242,690) ................................   9,613,032
                                                               ----------

  PAR
 VALUE
 -----

         PUT OPTIONS PURCHASED - 0.0%
         OPTIONS ON EQUITIES - 0.0%
         Sci Systems Inc., Expires 7/21/01, Strike 22.5
           (Cost $6,904) ....................................
$ 3,200                                                             1,280
                                                               ----------
         TOTAL INVESTMENTS - 98.3%
           (Cost $9,249,594) ................................   9,614,312
         Other Assets and Liabilities
           (net) - 1.7% .....................................     169,459
                                                               ----------
         TOTAL NET ASSETS - 100.0% ..........................  $9,783,771
                                                               ==========

SUMMARY OF WRITTEN OPTIONS

                                NUMBER OF  EXERCISE  EXPIRATION
                                CONTRACTS   PRICE       DATE     VALUE
                                ---------  --------  ----------  -----

Honeywell International, Inc.,
  Call .......................     1,000     45.00     7/21/01      200
Sci Systems, Inc., Call ......     3,200     22.50     7/21/01    9,280
                                                                 ------
                                                                 $9,480
                                                                 ======

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         ADR - American Depository Receipt
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

BALANCED FUND
ADVISED BY: OPCAP ADVISORS
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2001

                                                                    VALUE
  SHARES                                                           (NOTE 1)
  ------                                                           --------
            COMMON STOCKS - 65.4%
            BANKING - 12.2%
     8,300  Fleet Boston Corp. .................................  $  327,435
     9,200  Freddie Mac ........................................     644,000
     3,700  Wells Fargo Co. ....................................     171,791
                                                                  ----------
                                                                   1,143,226
                                                                  ----------
            COMMERCIAL SERVICES - 1.7%
     4,500  Halliburton Co. ....................................     160,200
                                                                  ----------
            COMMUNICATIONS - 1.6%
     2,500  Echostar Communications Corp. - Class A* ...........      81,050
    12,700  Ericsson L M Telephone ADR .........................      68,834
                                                                  ----------
                                                                     149,884
                                                                  ----------
            COMPUTER INTEGRATED SYSTEMS DESIGN - 0.6%
     3,300  Sun Microsystems, Inc.* ............................      51,876
                                                                  ----------
            COMPUTERS & INFORMATION - 2.4%
     2,500  Dell Computer Corp.* ...............................      64,875
     5,500  EMC Corp.* .........................................     159,775
                                                                  ----------
                                                                     224,650
                                                                  ----------
            COSMETICS & PERSONAL CARE - 1.2%
     4,000  Gillette Co. .......................................     115,960
                                                                  ----------
            ELECTRIC UTILITIES - 3.1%
     2,600  Exelon Corp. .......................................     166,712
     4,400  NiSource, Inc. .....................................     120,252
                                                                  ----------
                                                                     286,964
                                                                  ----------
            ELECTRONICS - 3.6%
    25,700  Agere Systems Inc.* ................................     187,610
     2,100  Analog Devices, Inc.* ..............................      90,825
     1,800  Texas Instruments, Inc. ............................      56,700
                                                                  ----------
                                                                     335,135
                                                                  ----------
            ENTERTAINMENT & LEISURE - 1.0%
     5,200  Mattel, Inc. .......................................      98,384
                                                                  ----------
            FOOD RETAILERS - 3.7%
    13,700  Kroger Co.* ........................................     342,500
                                                                  ----------
            FOREST PRODUCTS & PAPER - 2.5%
     4,700  Willamette Industries, Inc. ........................     232,650
                                                                  ----------
            INSURANCE - 2.4%
     5,600  John Hancock Financial Services ....................     225,456
                                                                  ----------
            MEDIA - BROADCASTING & PUBLISHING - 0.5%
       700  Clear Channel Communications* ......................      43,890
                                                                  ----------
                                                                    VALUE
  SHARES                                                           (NOTE 1)
  ------                                                           --------
            METALS - 2.5%
     5,500  Alcan Aluminum .....................................  $  231,110
       100  Freeport-McMoran Copper & Gold, Inc. - Class A* ....       1,003
                                                                  ----------
                                                                     232,113
                                                                  ----------
            OIL & GAS - 2.4%
     2,400  Texaco, Inc. .......................................     159,840
     1,600  Transocean Sedco Forex, Inc. .......................      66,000
                                                                  ----------
                                                                     225,840
                                                                  ----------
            PHARMACEUTICALS - 4.0%
     1,450  American Home Products Corp. .......................      84,738
     3,600  Pfizer, Inc. .......................................     144,180
     4,000  Schering-Plough Corp. ..............................     144,960
                                                                  ----------
                                                                     373,878
                                                                  ----------
            RESTAURANTS - 3.2%
    11,100  McDonald's Corp. ...................................     300,366
                                                                  ----------
            RETAILERS - 4.8%
     8,500  CVS Corp. ..........................................     328,100
     6,200  Dollar General .....................................     120,900
                                                                  ----------
                                                                     449,000
                                                                  ----------
            TELEPHONE SYSTEMS - 11.8%
    10,300  SBC Communications, Inc. ...........................     412,618
    13,500  Sprint Corp. (FON Group) ...........................     288,360
    25,800  Worldcom, Inc.* ....................................     385,968
       928  Worldcom, Inc. - MCI Group* ........................      14,941
                                                                  ----------
                                                                   1,101,887
                                                                  ----------
            TRANSPORTATION - 0.2%
       300  Sabre Holdings Corp.* ..............................      15,000
                                                                  ----------
            TOTAL COMMON STOCKS
              (Cost $5,734,392) ................................   6,108,859
                                                                  ----------

PAR VALUE
---------

            DEBT OBLIGATIONS - 32.9%
            CORPORATE DEBT - 11.7%
$  200,000  Textron Financial Corp., 7.125%, due 12/09/2004 ....     207,326
   125,000  General Motors, 6.75%, due 1/15/06 .................     127,054
   125,000  AES Corp., 8.75%, due 6/15/08 ......................     124,062
   125,000  Tenet Healthcare Corp., 8.00%, due 1/15/2005 .......     128,906

   The accompanying notes are an integral part of these financial statements.

BALANCED FUND
ADVISED BY: OPCAP ADVISORS
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2001

                                                                    VALUE
PAR VALUE                                                          (NOTE 1)
---------                                                          --------

            DEBT OBLIGATIONS (CONTINUED)
            CORPORATE DEBT (CONTINUED)
$  275,000  Conseco Finance Trust III, 8.796%, due 4/01/2027 ...  $  188,375
   125,000  WCG Note Trust, 8.25%, due 3/15/04 .................     124,589
    50,000  Pharmerica Inc., 8.375%, due 4/01/08 ...............      48,250
   150,000  Penney (J.C.) Co., 7.375%, due 6/15/2004 ...........     143,926
                                                                  ----------
                                                                   1,092,488
                                                                  ----------
            U.S. GOVERNMENT - 21.2%
   150,000  FNMA, 6.5%, due 4/29/09 ............................     149,130
   100,000  US Treasury Bond, 5.25%, due 2/15/29 ...............      91,438
    50,000  US Treasury Bond, 10.625%, due 8/15/15 .............      73,055
 1,000,000  US Treasury Note, 3.875%, due 4/15/29 ..............   1,149,919
   200,000  US Treasury Note, 5.75%, due 11/15/05 ..............     205,969
   150,000  US Treasury Note, 5.75%, due 8/15/2010 .............     153,422
   100,000  US Treasury Note, 6.00%, due 8/15/2009 .............     103,922
                                                                    VALUE
PAR VALUE                                                          (NOTE 1)
---------                                                          --------

            U.S. GOVERNMENT (CONTINUED)
$   50,000  US Treasury Note, 6.50%, due 10/15/06 ..............  $   53,242
                                                                  ----------
                                                                   1,980,097
                                                                  ----------
            TOTAL DEBT OBLIGATIONS
              (Cost $2,969,756) ................................   3,072,585
                                                                  ----------

  SHARES
  ------

            PREFERRED STOCK - 0.2%
     1,500  Freeport-McMoran Copper & Gold, Inc., Step Up,            21,300
              7.00%*
              (Cost $21,228) ...................................
                                                                  ----------
            TOTAL INVESTMENTS - 98.5%
              (Cost $8,725,376) ................................   9,202,744
            Other Assets and Liabilities
              (net) - 1.5% .....................................     136,975
                                                                  ----------
            TOTAL NET ASSETS - 100.0% ..........................  $9,339,719
                                                                  ==========

         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2001

                                              EMERGING        FOCUSED        GROWTH      DISCIPLINED      VALUE
                                           GROWTH EQUITY       EQUITY        EQUITY        EQUITY         EQUITY       BALANCED
                                                FUND            FUND          FUND          FUND           FUND          FUND
                                          ----------------  ------------  ------------  -------------  ------------  ------------
ASSETS:
    Investments, at value (Note 1)*.....    $ 7,622,082      $6,980,358    $8,537,307    $11,894,637    $9,614,312    $9,202,744
    Cash................................        746,100         183,884       122,414         31,689       197,754       118,471
    Receivable from:
        Securities sold.................         83,181         131,571        25,834        116,951       149,653       141,837
        Capital stock subscriptions.....             --              --         3,643         10,501            --        10,498
        Dividends and Interest..........          1,003           2,855         7,030         12,480        16,449        49,095
        Manager (Note 2)................          8,498           9,675         8,305          8,801         8,023         8,177
    Prepaid insurance...................            757             724           839          1,173           944           851
                                            -----------      ----------    ----------    -----------    ----------    ----------
            Total assets................      8,461,621       7,309,067     8,705,372     12,076,232     9,987,135     9,531,673
                                            -----------      ----------    ----------    -----------    ----------    ----------
LIABILITIES:
    Payable for:
        Securities purchased............        184,661         117,025            --        114,236       149,611       148,806
        Capital stock subscriptions.....            100              97            --             --           146            --
        Written options outstanding, at
          value (Notes 1 and 5).........             --              --            --             --         9,480            --
    Accrued expenses:
        Other...........................         46,611          44,060        44,130         39,275        44,127        43,148
                                            -----------      ----------    ----------    -----------    ----------    ----------
            Total liabilities...........        231,372         161,182        44,130        153,511       203,364       191,954
                                            -----------      ----------    ----------    -----------    ----------    ----------
NET ASSETS..............................    $ 8,230,249      $7,147,885    $8,661,242    $11,922,721    $9,783,771    $9,339,719
                                            ===========      ==========    ==========    ===========    ==========    ==========

NET ASSETS CONSIST OF:
    Paid-in capital.....................    $10,277,601      $8,407,656    $9,254,894    $13,057,980    $9,202,789    $8,543,814
    Undistributed net investment income
      (distributions in excess of net
      investment income)................        (39,223)        (17,964)       (2,714)        11,410        28,126        56,563
    Accumulated net realized gain (loss)
      on investments and written
      options...........................     (2,262,485)       (725,719)     (188,424)      (770,723)      191,089       261,974
    Net unrealized depreciation on
      investments.......................        254,356        (516,088)     (402,514)      (375,946)      361,767       477,368
                                            -----------      ----------    ----------    -----------    ----------    ----------
NET ASSETS..............................    $ 8,230,249      $7,147,885    $8,661,242    $11,922,721    $9,783,771    $9,339,719
                                            ===========      ==========    ==========    ===========    ==========    ==========
SHARES OUTSTANDING......................        898,446         789,136       875,112      1,291,102       861,357       836,144
                                            ===========      ==========    ==========    ===========    ==========    ==========
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE............    $      9.16      $     9.06    $     9.90    $      9.23    $    11.36    $    11.17
                                            ===========      ==========    ==========    ===========    ==========    ==========
*Cost of investments....................    $ 7,367,726      $7,496,446    $8,939,821    $12,270,583    $9,249,594    $8,725,376

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                                      EMERGING      FOCUSED    GROWTH    DISCIPLINED    VALUE
                                                    GROWTH EQUITY   EQUITY     EQUITY      EQUITY      EQUITY    BALANCED
                                                        FUND         FUND       FUND        FUND        FUND       FUND
                                                    -------------  ---------  ---------  -----------  ---------  --------
INVESTMENT INCOME:
    Interest......................................   $     9,381   $   1,937  $   4,119   $   1,414   $   9,005  $108,244
    Dividends*....................................         1,868      24,755     40,768      70,633      70,007    30,548
                                                     -----------   ---------  ---------   ---------   ---------  --------
            Total investment income...............        11,249      26,692     44,887      72,047      79,012   138,792
                                                     -----------   ---------  ---------   ---------   ---------  --------
EXPENSES:
    Investment management fee (Note 2)............        39,256      33,939     35,183      43,406      37,297    33,592
    Custody and administration fees...............        87,120      81,600     76,800      85,680      76,500    75,060
    Audit fees....................................         8,760       8,640      9,300      11,160      10,020     9,360
    Legal fees....................................         9,300       9,300      9,300      10,080       9,300     9,300
    Trustees' fees................................         3,720       3,720      3,720       3,720       3,720     3,720
    Printing fees.................................         1,080       1,080      1,080       1,080       1,080     1,080
    Insurance.....................................         1,980       1,620      1,620       2,520       1,500     1,320
    Other.........................................           420         420        420         540         482       420
                                                     -----------   ---------  ---------   ---------   ---------  --------
            Total Expenses........................       151,636     140,319    137,423     158,186     139,899   133,852
    Less: Expenses waived/reimbursed by the
      Manager (Note 2)............................      (101,164)    (95,663)   (89,822)    (97,418)    (88,614)  (87,663)
                                                     -----------   ---------  ---------   ---------   ---------  --------
    Net operating expenses........................        50,472      44,656     47,601      60,768      51,285    46,189
                                                     -----------   ---------  ---------   ---------   ---------  --------
NET INVESTMENT INCOME (LOSS)......................       (39,223)    (17,964)    (2,714)     11,279      27,727    92,603
                                                     -----------   ---------  ---------   ---------   ---------  --------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
        Investment transactions...................    (1,921,778)   (618,724)  (166,985)   (483,139)    (18,281)  400,265
        Written options...........................            --          --         --          --      (8,548)       --
                                                     -----------   ---------  ---------   ---------   ---------  --------
        Net realized loss.........................    (1,921,778)   (618,724)  (166,985)   (483,139)    (26,829)  400,265
                                                     -----------   ---------  ---------   ---------   ---------  --------
    Net change in unrealized appreciation
      (depreciation) on:
        Investments...............................     1,362,681    (239,254)  (440,426)   (197,476)   (105,844)   46,351
        Written options...........................            --          --         --          --        (781)       --
                                                     -----------   ---------  ---------   ---------   ---------  --------
            Net change in unrealized appreciation
              (depreciation)......................     1,362,681    (239,254)  (440,426)   (197,476)   (106,625)   46,351
                                                     -----------   ---------  ---------   ---------   ---------  --------
NET REALIZED AND UNREALIZED LOSS..................      (559,097)   (857,978)  (607,411)   (680,615)   (133,454)  446,616
                                                     -----------   ---------  ---------   ---------   ---------  --------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................   $  (598,320)  $(875,942) $(610,125)  $(669,336)  $(105,727) $539,219
                                                     ===========   =========  =========   =========   =========  ========
*Net of foreign taxes withheld of:................   $        16   $      --  $     258   $     389   $     432  $     --

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                      EMERGING GROWTH                 FOCUSED                    GROWTH
                                                        EQUITY FUND                 EQUITY FUND                EQUITY FUND
                                                 --------------------------  -------------------------  -------------------------
                                                  SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                    ENDED                       ENDED                      ENDED
                                                   JUNE 30,     YEAR ENDED    JUNE 30,     YEAR ENDED    JUNE 30,     YEAR ENDED
                                                     2001      DECEMBER 31,     2001      DECEMBER 31,     2001      DECEMBER 31,
                                                 (UNAUDITED)       2000      (UNAUDITED)      2000      (UNAUDITED)      2000
                                                 ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net investment loss........................  $    (39,223) $   (98,277)  $  (17,964)  $   (38,065)  $   (2,714)   $   (7,984)
    Net realized gain (loss)...................    (1,921,778)   1,005,980     (618,724)       98,348     (166,985)      242,577
    Net change in unrealized appreciation
      (depreciation)...........................     1,362,681   (4,415,934)    (239,254)   (1,167,386)    (440,426)     (967,260)
                                                 ------------  -----------   ----------   -----------   ----------    ----------
    Net decrease in net assets resulting from
      operations...............................      (598,320)  (3,508,231)    (875,942)   (1,107,103)    (610,125)     (732,667)
                                                 ------------  -----------   ----------   -----------   ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized capital gains............            --   (1,696,794)          --      (320,526)          --      (297,444)
                                                 ------------  -----------   ----------   -----------   ----------    ----------
        Total distributions to shareholders....            --   (1,696,794)          --      (320,526)          --      (297,444)
                                                 ------------  -----------   ----------   -----------   ----------    ----------
FUND SHARE TRANSACTIONS (NOTE 4):
    Proceeds from shares sold..................       596,419    3,151,033      511,865     2,278,510    1,000,375     3,022,488
    Net asset value of shares issued to
      shareholders on reinvestment of
      distributions............................            --    1,696,794           --       320,526           --       297,444
    Cost of shares repurchased.................      (482,953)     (46,517)    (134,318)     (189,184)    (187,130)     (215,261)
                                                 ------------  -----------   ----------   -----------   ----------    ----------
    Net increase in net assets resulting from
      Fund share transactions..................       113,466    4,801,310      377,547     2,509,852      813,244     3,104,671
                                                 ------------  -----------   ----------   -----------   ----------    ----------
TOTAL CHANGE IN NET ASSETS.....................      (484,854)    (403,715)    (498,395)    1,082,223      203,119     2,074,560
NET ASSETS:
    Beginning of period........................     8,715,103    9,118,818    7,646,280     6,564,057    8,458,123     6,383,563
                                                 ------------  -----------   ----------   -----------   ----------    ----------
    End of period*.............................  $  8,230,249  $ 8,715,103   $7,147,885   $ 7,646,280   $8,661,242    $8,458,123
                                                 ============  ===========   ==========   ===========   ==========    ==========
    *Including distributions in excess of net
     investment income of:.....................  $    (39,223) $        --   $  (17,964)  $        --   $   (2,714)   $       --

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                  DISCIPLINED                   VALUE                    BALANCED
                                  EQUITY FUND                EQUITY FUND                   FUND
                           -------------------------  -------------------------  -------------------------
                           SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                              ENDED                      ENDED                      ENDED
                            JUNE 30,     YEAR ENDED    JUNE 30,     YEAR ENDED    JUNE 30,     YEAR ENDED
                              2001      DECEMBER 31,     2001      DECEMBER 31,     2001      DECEMBER 31,
                           (UNAUDITED)      2000      (UNAUDITED)      2000      (UNAUDITED)      2000
                           -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
    Net investment
      income.............  $   11,279   $    32,233   $   27,727    $   54,331   $   92,603    $  190,330
    Net realized gain
      (loss).............    (483,139)     (259,193)     (26,829)      746,561      400,265        37,271
    Net change in
      unrealized
      appreciation
      (depreciation).....    (197,476)   (1,209,167)    (106,625)      155,455       46,351       404,901
                           -----------  -----------   ----------    ----------   ----------    ----------
            Net increase
              (decrease)
              in net
              assets
              resulting
              from
            operations...    (669,336)   (1,436,127)    (105,727)      956,347      539,219       632,502
                           -----------  -----------   ----------    ----------   ----------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income.............          --       (32,536)          --       (53,976)          --      (190,495)
    In excess of net
      investment income..          --            --           --            --           --       (33,545)
    From net realized
      capital gains......          --      (126,927)          --      (588,476)          --      (293,062)
                           -----------  -----------   ----------    ----------   ----------    ----------
        Total
          distributions
          to
          shareholders...          --      (159,463)          --      (642,452)          --      (517,102)
                           -----------  -----------   ----------    ----------   ----------    ----------
FUND SHARE TRANSACTIONS
  (NOTE 4):
    Proceeds from shares
      sold...............     723,939     2,402,691    1,754,334     2,157,261    1,164,326     2,188,154
    Net asset value of
      shares issued to
      shareholders on
      reinvestment of
      distributions......          --       159,463           --       642,452           --       517,102
    Cost of shares
      repurchased........    (139,143)     (276,366)    (381,132)     (163,560)    (153,273)     (272,417)
                           -----------  -----------   ----------    ----------   ----------    ----------
    Net increase in net
      assets resulting
      from Fund share
      transactions.......     584,796     2,285,788    1,373,202     2,636,153    1,011,063     2,425,839
                           -----------  -----------   ----------    ----------   ----------    ----------
TOTAL CHANGE IN NET
  ASSETS.................     (84,540)      690,198    1,267,475     2,950,048    1,550,282     2,541,239
NET ASSETS:
    Beginning of
      period.............  12,007,261    11,317,063    8,516,296     5,566,248    7,789,437     5,248,198
                           -----------  -----------   ----------    ----------   ----------    ----------
    End of period*.......  $11,922,721  $12,007,261   $9,783,771    $8,516,296   $9,339,719    $7,789,437
                           ===========  ===========   ==========    ==========   ==========    ==========
    *Including
     undistributed net
     investment income
     (distributions in
     excess of net
     investment income)
     of:.................  $   11,410   $       131   $   28,126    $      399   $   56,563    $  (33,545)

   The accompanying notes are an integral part of these financial statements.

EMERGING GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                      JUNE 30,     YEAR ENDED   PERIOD ENDED
                                        2001      DECEMBER 31,  DECEMBER 31,
                                     (UNAUDITED)      2000        1999(A)
                                     -----------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $ 9.89        $17.49        $10.00
                                       ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss............     (0.04)        (0.16)+       (0.03)
    Net realized and unrealized
      gain (loss)..................     (0.69)        (5.06)         7.52
                                       ------        ------        ------
        Total from investment
          operations...............     (0.73)        (5.22)         7.49
                                       ------        ------        ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized capital
      gains........................        --         (2.38)           --
                                       ------        ------        ------
        Total distributions........        --         (2.38)           --
                                       ------        ------        ------
NET ASSET VALUE, END OF PERIOD.....    $ 9.16        $ 9.89        $17.49
                                       ======        ======        ======
TOTAL RETURN.......................     (7.57)%*     (30.13)%       74.90%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)......................    $8,230        $8,715        $9,119
    Net expenses to average daily
      net assets...................      1.34%**       1.35%         1.35%**
    Net investment loss to average
      daily net assets.............     (1.04)%**     (0.96)%       (1.04)%**
    Portfolio turnover rate........        50%          152%           47%
    Without the
      waiver/reimbursement of
      expenses by the Manager, the
      ratio of net expenses and net
      investment income (loss) to
      average net assets would have
      been:
        Expenses...................      4.03%**       3.29%         3.96%**
        Net investment loss........     (3.73)%**     (2.90)%       (3.65)%**

(a)  Fund commenced operations on October 1, 1999.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

FOCUSED EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                             ENDED
                                           JUNE 30,     YEAR ENDED   PERIOD ENDED
                                             2001      DECEMBER 31,  DECEMBER 31,
                                          (UNAUDITED)      2000        1999(A)
                                          -----------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....   $   10.20    $   12.07     $   10.00
                                           ---------    ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss.................       (0.02)       (0.06)+       (0.01)
    Net realized and unrealized gain
      (loss)............................       (1.12)       (1.36)         2.08
                                           ---------    ---------     ---------
        Total from investment
          operations....................       (1.14)       (1.42)         2.07
                                           ---------    ---------     ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized capital gains.....          --        (0.45)           --
                                           ---------    ---------     ---------
        Total distributions.............          --        (0.45)           --
                                           ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD..........   $    9.06    $   10.20     $   12.07
                                           =========    =========     =========
TOTAL RETURN............................      (11.18)%*     (11.82)%      20.70%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)...   $   7,148    $   7,646     $   6,564
    Net expenses to average daily net
      assets............................        1.24%**       1.25%        1.25%**
    Net investment loss to average daily
      net assets........................       (0.50)%**      (0.50)%      (0.36)%**
    Portfolio turnover rate.............          43%          87%           26%
    Without the waiver/reimbursement of
      expenses by the Manager, the ratio
      of net expenses and net investment
      income (loss) to average net
      assets would have been:
        Expenses........................        3.91%**       3.68%        4.54%**
        Net investment loss.............       (3.16)%**      (2.93)%      (3.65)%**

(a)  Fund commenced operations on October 1, 1999.
  *  Not annualized.
 **  Annualized.
  +  Calculated using average shares outstanding during the period.

   The accompanying notes are an integral part of these financial statements.

GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                      JUNE 30,     YEAR ENDED   PERIOD ENDED
                                        2001      DECEMBER 31,  DECEMBER 31,
                                     (UNAUDITED)      2000        1999(A)
                                     -----------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $10.66        $12.07        $10.00
                                       ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss............        --         (0.01)        (0.00)(b)
    Net realized and unrealized
      gain (loss)..................     (0.76)        (1.00)         2.08
                                       ------        ------        ------
        Total from investment
          operations...............     (0.76)        (1.01)         2.08
                                       ------        ------        ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized capital
      gains........................        --         (0.40)        (0.01)
                                       ------        ------        ------
        Total distributions........        --         (0.40)        (0.01)
                                       ------        ------        ------
NET ASSET VALUE, END OF PERIOD.....    $ 9.90        $10.66        $12.07
                                       ======        ======        ======
TOTAL RETURN.......................     (7.13)%*      (8.44)%       20.80%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)......................    $8,661        $8,458        $6,384
    Net expenses to average daily
      net assets...................      1.14%**       1.15%         1.15%**
    Net investment loss to average
      daily net assets.............     (0.07)%**     (0.11)%       (0.05)%**
    Portfolio turnover rate........         6%           35%           13%
    Without the
      waiver/reimbursement of
      expenses by the Manager, the
      ratio of net expenses and net
      investment income (loss) to
      average net assets would have
      been:
        Expenses...................      3.30%**       3.50%         4.38%**
        Net investment loss........     (2.22)%**     (2.46)%       (3.28)%**

(a)  Fund commenced operations on October 1, 1999.
(b)  Net investment loss was less than $0.01 per share.
  *  Not annualized.
 **  Annualized.

   The accompanying notes are an integral part of these financial statements.

DISCIPLINED EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                      JUNE 30,     YEAR ENDED   PERIOD ENDED
                                        2001      DECEMBER 31,  DECEMBER 31,
                                     (UNAUDITED)      2000        1999(A)
                                     -----------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $  9.77      $ 11.13       $ 10.00
                                       -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income..........       0.01         0.03          0.01
    Net realized and unrealized
      gain (loss)..................      (0.55)       (1.25)         1.16
                                       -------      -------       -------
        Total from investment
          operations...............      (0.54)       (1.22)         1.17
                                       -------      -------       -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income.....         --        (0.03)        (0.01)
    From net realized capital
      gains........................         --        (0.11)        (0.03)
                                       -------      -------       -------
        Total distributions........         --        (0.14)        (0.04)
                                       -------      -------       -------
NET ASSET VALUE, END OF PERIOD.....    $  9.23      $  9.77       $ 11.13
                                       =======      =======       =======
TOTAL RETURN.......................      (5.53)%*    (11.05)%       11.73%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)......................    $11,923      $12,007       $11,317
    Net expenses to average daily
      net assets...................       1.04%**      1.05%         1.05%**
    Net investment income to
      average daily net assets.....       0.19%**      0.27%         0.54%**
    Portfolio turnover rate........         25%          70%           17%
    Without the
      waiver/reimbursement of
      expenses by the Manager, the
      ratio of net expenses and net
      investment income (loss) to
      average net assets would have
      been:
        Expenses...................       2.72%**      2.62%         2.59%**
        Net investment loss........      (1.48)%**     (1.30)%      (1.00)%**

(a)  Fund commenced operations on October 1, 1999.
  *  Not annualized.
 **  Annualized.

   The accompanying notes are an integral part of these financial statements.

VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                      JUNE 30,     YEAR ENDED   PERIOD ENDED
                                        2001      DECEMBER 31,  DECEMBER 31,
                                     (UNAUDITED)      2000        1999(A)
                                     -----------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $11.45        $10.74        $10.00
                                       ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income..........      0.03          0.09          0.02
    Net realized and unrealized
      gain (loss)..................     (0.12)         1.56          0.74
                                       ------        ------        ------
        Total from investment
          operations...............     (0.09)         1.65          0.76
                                       ------        ------        ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income.....        --         (0.08)        (0.02)
    From net realized capital
      gains........................        --         (0.86)           --
                                       ------        ------        ------
        Total distributions........        --         (0.94)        (0.02)
                                       ------        ------        ------
NET ASSET VALUE, END OF PERIOD.....    $11.36        $11.45        $10.74
                                       ======        ======        ======
TOTAL RETURN.......................     (0.87)%*      15.35%         7.56%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)......................    $9,784        $8,516        $5,566
    Net expenses to average daily
      net assets...................      1.09%**       1.10%         1.10%**
    Net investment income to
      average daily net assets.....      0.59%**       0.79%         0.64%**
    Portfolio turnover rate........        19%           74%           18%
    Without the
      waiver/reimbursement of
      expenses by the Manager, the
      ratio of net expenses and net
      investment income (loss) to
      average net assets would have
      been:
        Expenses...................      2.98%**       3.69%         4.56%**
        Net investment loss........     (1.30)%**     (1.80)%       (2.82)%**

(a)  Fund commenced operations on October 1, 1999.
  *  Not annualized.
 **  Annualized.

   The accompanying notes are an integral part of these financial statements.

BALANCED FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS
                                          ENDED
                                        JUNE 30,       YEAR ENDED   PERIOD ENDED
                                          2001        DECEMBER 31,  DECEMBER 31,
                                     (UNAUDITED)(A)       2000        1999(B)
                                     ---------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................      $10.45          $10.28        $10.00
                                         ------          ------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income..........        0.12+           0.31+         0.06
    Net realized and unrealized
      gain.........................        0.60            0.60          0.28
                                         ------          ------        ------
        Total from investment
          operations...............        0.72            0.91          0.34
                                         ------          ------        ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income.....          --           (0.27)        (0.06)
    In excess of net investment
      income.......................          --           (0.05)           --
    From net realized capital
      gains........................          --           (0.42)        (0.00)(c)
                                         ------          ------        ------
        Total distributions........          --           (0.74)        (0.06)
                                         ------          ------        ------
NET ASSET VALUE, END OF PERIOD.....      $11.17          $10.45        $10.28
                                         ======          ======        ======
TOTAL RETURN.......................        6.89%*          8.88%         3.40%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)......................      $9,340          $7,789        $5,248
    Net expenses to average daily
      net assets...................        1.09%**         1.10%         1.10%**
    Net investment income to
      average daily net assets.....        2.19%**         3.01%         2.31%**
    Portfolio turnover rate........          51%            101%           35%
    Without the
      waiver/reimbursement of
      expenses by the Manager, the
      ratio of net expenses and net
      investment income (loss) to
      average net assets would have
      been:
        Expenses...................        3.17%**         3.87%         4.60%**
        Net investment income
          (loss)...................        0.12%**         0.24%        (1.19)%**

(a) The Fund has adopted the provisions of the AICPA Guide for Invesment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the six months ended June 30, 2001 was a decrease less than $0.01 in net investment income, an increase less than $0.01 in net realized and unrealized gains and losses, and a decrease in the ratio of net investment income from 2.26% to 2.19%. The periods prior to January 1, 2001 have not been restated to reflect the change in presentation.
(b)  Fund commenced operations on October 1, 1999.
(c) Distributions from net realized capital gains were less than $0.01 per share.
  *  Not Annualized.
 **  Annualized.
  +  Calculated using average shares outstanding throughout the period.

   The accompanying notes are an integral part of these financial statements.

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
LSA Variable Series Trust (the "Trust") was formed as a Delaware business trust on March 2, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently consists of six portfolios: the Emerging Growth Equity Fund, the Focused Equity Fund, the Growth Equity Fund, the Disciplined Equity Fund, the Value Equity Fund, and the Balanced Fund (each referred to as a "Fund" and together as the "Funds"). Shares of the Funds are sold exclusively to insurance company separate accounts as a funding vehicle for variable life and/or variable annuity contracts. Each of the Funds commenced operations on October 1, 1999. The Trust will be launching six new portfolios within 30-60 days from the date of this report. The new portfolios will be: the Aggressive Growth Fund, the Basic Value Fund, the Blue Chip Fund, the Capital Appreciation Fund, the Diversified Mid Cap Fund, and the Mid Cap Value Fund.

The Emerging Growth Equity Fund's investment objective is capital appreciation by investing in rapidly growing emerging companies. The Focused Equity Fund seeks to provide capital appreciation by investing primarily in equity securities. The Growth Equity Fund seeks long-term growth of capital by investing in a portfolio of equity securities (mainly common stocks). The Disciplined Equity Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 (S&P 500) Composite Stock Price Index. The Value Equity Fund seeks to provide long-term growth of capital by investing primarily in common stocks of established U.S. companies. Current income is a secondary objective of the Value Equity Fund. The Balanced Fund seeks to provide a combination of growth of capital and investment income by investing in a mix of debt and equity securities. Growth of capital is the Balanced Fund's primary objective.

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (hereafter referred to as "generally accepted accounting principles"), requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

PORTFOLIO VALUATION
Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on such day, then such securities are valued at the mean between the bid and asked prices. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term debt securities with less than 61 days to maturity are valued at amortized cost, which approximates market value. Options are valued at the last sales price; if no sales took place on such day, then options are valued at the mean between the bid and asked prices. Unlisted securities and securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Funds' Board of Trustees.

FOREIGN CURRENCY TRANSLATION
The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent actually received or paid.

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
OPTIONS
Each Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds received or offset against the amounts paid on the transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
(put) by the counterparty and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 5 for a summary of open written option contracts as of June 30, 2001.

Each Fund may also purchase put and call options. A Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid from purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date. The majority of expenses of the Trust can be directly attributed to an individual Fund. Expenses which cannot be directly attributed to a specific fund are allocated taking into consideration the nature and type of expense and the relative net assets of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Each Fund intends to distribute substantially all of its income and capital gains each year. All dividend and capital gain distributions will automatically be reinvested in additional shares of the Funds. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES
Each Fund intends to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). As such, and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing and other requirements of the Code. Therefore, no provision for federal income or excise tax is necessary.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. Distributions in excess of tax basis earnings and profits, if any, are reported in the Funds' financial statements as a return of capital. Differences in the recognition of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
ADOPTION OF NEW ACCOUNTING PRINCIPLE
In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies ("the Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities using the effective yield method.

Effective January 1, 2001, the Balanced Fund adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Fund amortized premiums and discounts using the straight-line method. The cumulative effect of this accounting change had no impact on the Fund's net assets, but resulted in a $2,495 decrease in cost of securities and a corresponding $2,495 increase in net unrealized appreciation(depreciation), based on securities held by the Fund on December 31, 2000.

The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $3,063, increase net realized gain/loss by $1,569 and increase net unrealized appreciation(depreciation) by $1,494.

The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect these changes in policy.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

LSA Asset Management LLC (the "Manager") serves as investment manager to the Funds pursuant to an Investment Management Agreement with the Trust. LSA Asset Management LLC is a wholly owned subsidiary of Allstate Life Insurance Company, which is wholly owned by Allstate Insurance Company, a wholly owned subsidiary of The Allstate Corporation. The Manager is entitled to receive from each Fund a management fee, payable monthly, at an annual rate as a percentage of average daily net assets of each Fund as set forth in the table below.

                       FUND                         MANAGEMENT FEES
--------------------------------------------------  ---------------
Emerging Growth Equity Fund.......................       1.05%
Focused Equity Fund...............................       0.95%
Growth Equity Fund................................       0.85%
Disciplined Equity Fund...........................       0.75%
Value Equity Fund.................................       0.80%
Balanced Fund.....................................       0.80%

The Manager has entered into an advisory agreement for each Fund pursuant to which the Manager has appointed an Adviser to carry out the day-to-day investment and reinvestment of the assets of the relevant Fund. The fees of the Advisers are paid by the Manager. The following table lists the Adviser of each Fund.

             FUND                               ADVISER
------------------------------  ----------------------------------------
Emerging Growth Equity Fund...  RS Investment Management, L.P.
Focused Equity Fund...........  Morgan Stanley Asset Management
Growth Equity Fund............  Goldman Sachs Asset Management
Disciplined Equity Fund.......  J.P. Morgan Investment Management Inc
Value Equity Fund.............  Salomon Brothers Asset Management Inc
Balanced Fund.................  OpCap Advisors

The Manager has currently agreed to reduce its fees or reimburse the Funds for expenses above certain limits. Currently this limit is set so that no Fund will incur expenses (not including interest, taxes, or brokerage commissions) that exceed the amount of its management fee plus .30% of its assets. The amount of reimbursement is presented net of accrued management fees as a receivable from Manager in the Statements of Assets and Liabilities. The Manager is contractually obligated to continue this arrangement through April 30, 2002.

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
The Funds pay no salaries or compensation to any officer or Trustee affiliated with the Manager. The compensation of unaffiliated Trustees is borne by the Funds.

At June 30, 2001, separate accounts of Allstate Life Insurance Company and its subsidiaries owned 100% of the outstanding shares of the Funds.

3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2001, were as follows:

                                             U.S.
                                          GOVERNMENT    OTHER LONG-
                                          SECURITIES  TERM SECURITIES
                                          ----------  ---------------
Purchases
    Emerging Growth Equity Fund.........   $     --     $ 3,716,171
    Focused Equity Fund.................         --       3,343,233
    Growth Equity Fund..................         --       1,403,492
    Disciplined Equity Fund.............         --       3,630,079
    Value Equity Fund...................         --       3,283,150
    Balanced Fund.......................    897,186       4,735,356

                                             U.S.
                                          GOVERNMENT    OTHER LONG-
                                          SECURITIES  TERM SECURITIES
                                          ----------  ---------------
Sales
    Emerging Growth Equity Fund.........   $     --     $4,006,028
    Focused Equity Fund.................         --      3,179,516
    Growth Equity Fund..................         --        487,104
    Disciplined Equity Fund.............         --      2,915,875
    Value Equity Fund...................         --      1,973,878
    Balanced Fund.......................    588,879      3,562,740

The following table denotes cost and gross unrealized appreciation/depreciation for Federal income tax purposes at June 30, 2001:

                                                                              NET
                                  FEDERAL     TAX BASIS     TAX BASIS      UNREALIZED
                                INCOME TAX    UNREALIZED    UNREALIZED    APPRECIATION
                                   COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                -----------  ------------  ------------  --------------
Emerging Growth Equity Fund...  $ 7,367,726   $1,362,712   $(1,108,356)    $ 254,356
Focused Equity Fund...........    7,496,446      408,392      (924,480)     (516,088)
Growth Equity Fund............    8,939,821      746,586    (1,149,100)     (402,514)
Disciplined Equity Fund.......   12,270,583    1,012,639    (1,388,585)     (375,946)
Value Equity Fund.............    9,249,594    1,184,722      (820,004)      364,718
Balanced Fund.................    8,725,376      702,846      (225,478)      477,368

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. SHARES OF BENEFICIAL INTEREST

At June 30, 2001 an unlimited number of shares of beneficial interest without par value were authorized. Changes in shares of beneficial interest were as follows:

                                   EMERGING GROWTH EQUITY FUND            FOCUSED EQUITY FUND
                                ---------------------------------  ---------------------------------
                                SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                 JUNE 30, 2001     DECEMBER 31,     JUNE 30, 2001     DECEMBER 31,
                                  (UNAUDITED)          2000          (UNAUDITED)          2000
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................          71,580          196,545            54,078          190,000
Shares repurchased............         (51,315)          (5,821)          (14,864)         (15,337)
Distributions reinvested......              --          166,026                --           31,210
                                  ------------      -----------      ------------      -----------
Net increase..................          20,265          356,750            39,214          205,873
Fund shares:
  Beginning of period.........         878,181          521,431           749,922          544,049
                                  ------------      -----------      ------------      -----------
  End of period...............         898,446          878,181           789,136          749,922
                                  ============      ===========      ============      ===========

                                       GROWTH EQUITY FUND               DISCIPLINED EQUITY FUND
                                ---------------------------------  ---------------------------------
                                SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                 JUNE 30, 2001     DECEMBER 31,     JUNE 30, 2001     DECEMBER 31,
                                  (UNAUDITED)          2000          (UNAUDITED)          2000
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................         100,047          254,872            76,988          221,716
Shares repurchased............         (18,569)         (17,931)          (14,680)         (25,946)
Distributions reinvested......              --           27,670                --           16,124
                                  ------------      -----------     -------------     ------------
Net increase..................          81,478          264,611            62,308          211,894
Fund shares:
  Beginning of period.........         793,634          529,023         1,228,794        1,016,900
                                  ------------      -----------     -------------     ------------
  End of period...............         875,112          793,634         1,291,102        1,228,794
                                  ============      ===========     =============     ============

                                        VALUE EQUITY FUND                    BALANCED FUND
                                ---------------------------------  ---------------------------------
                                SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                 JUNE 30, 2001     DECEMBER 31,     JUNE 30, 2001     DECEMBER 31,
                                  (UNAUDITED)          2000          (UNAUDITED)          2000
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................         150,819          182,969           104,616          211,492
Shares repurchased............         (32,946)         (13,681)          (14,088)         (25,859)
Distributions reinvested......              --           55,769                --           49,483
                                  ------------      -----------      ------------      -----------
Net increase..................         117,873          225,057            90,528          235,116
Fund shares:
  Beginning of period.........         743,484          518,427           745,616          510,500
                                  ------------      -----------      ------------      -----------
  End of period...............         861,357          743,484           836,144          745,616
                                  ============      ===========      ============      ===========

LSA VARIABLE SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. WRITTEN OPTIONS

Transactions in written call options for the Value Equity Fund during the six months ended June 30, 2001 are as follows:

         WRITTEN OPTION TRANSACTIONS

                                          NUMBER OF
                                          CONTRACTS  PREMIUMS
                                          ---------  --------
Outstanding, beginning of period........     1,300   $  1,369
Options written.........................     9,200     18,344
Options exercised.......................        --         --
Options expired.........................        --         --
Options closed..........................    (6,300)   (13,184)
Options sold............................        --         --
                                          --------   --------
Outstanding, end of period..............     4,200   $  6,530
                                          ========   ========

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